[Deutsche Asset Management logo omitted]


                                                                 Mutual Fund
                                                                   Annual Report
                                                              September 30, 2000

Mid Cap

Formerly BT Investment Capital Appreciation Fund
Formerly Equity Appreciation -- Institutional Class


                                              [Deutsche Bank Group logo omitted]

Mid Cap
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................   3

              MID CAP
                 Statement of Assets and Liabilities ......................   8
                 Statement of Operations ..................................   9
                 Statements of Changes in Net Assets ......................  10
                 Financial Highlights .....................................  11
                 Notes to Financial Statements ............................  13
                 Report of Independent Accountants ........................  15
                 Tax Information ..........................................  15

              MID CAP PORTFOLIO
                 Schedule of Portfolio Investments ........................  16
                 Statement of Assets and Liabilities ......................  18
                 Statement of Operations ..................................  19
                 Statements of Changes in Net Assets ......................  20
                 Financial Highlights .....................................  21
                 Notes to Financial Statements ............................  22
                 Report of Independent Accountants ........................  24




--------------------------------------------------------------------------------
            The Fund is not insured by the FDIC and is not a deposit,
            obligation of or guaranteed by Deutsche Bank. The Fund is
             subject to investment risks, including possible loss of
                           principal amount invested.
--------------------------------------------------------------------------------

Mid Cap
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Mid Cap (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
MID CAPITALIZATION GROWTH STOCKS SIGNIFICANTLY OUTPERFORMED BOTH THEIR LARGE CAP AND SMALL CAP BRETHREN DURING THE TWELVE MONTHS ENDED SEPTEMBER 30, 2000. The S&P Midcap 400 Index returned 43.22% for the annual period as compared to the large cap return of the S&P 500 Index of 13.28% and the small cap return of the Russell 2000 Index of 23.39%. Throughout the annual period, mid cap companies exhibited strong earnings growth and attractive relative valuations. Growth outperformed value within the mid cap sector. Still, a theme of "volatility and reversal" dominated the mid cap equity market as well as the broader equity markets.

OVERALL, THE FOURTH CALENDAR QUARTER OF 1999 EXPERIENCED SIGNIFICANT STRENGTH IN THE EQUITY MARKETS, AS THE US ECONOMY REMAINED ROBUST WITH FEW SIGNS OF INFLATION. Investors disregarded concerns of higher interest rates and focused on the positives of economic growth, as productivity stayed strong. This sentiment prevailed despite tight labor markets and economic momentum that continued to build around the world. However, equity market strength was relatively narrow and confined primarily to the technology and telecommunications sectors across all market capitalizations.

JANUARY 2000 BEGAN WITH WEAKNESS IN THE BROADER MARKETS, AS INVESTORS LOOKED TOWARD THE POSSIBILITY OF A NUMBER OF ADDITIONAL FEDERAL RESERVE BOARD INTEREST RATE INCREASES IN THE FIRST HALF OF THE YEAR 2000 FOLLOWING A ROBUST FOURTH QUARTER AND HOLIDAY SELLING SEASON. Following this short-lived early weakness, the mid cap market, as well as the broader equity markets, resumed strength, narrowly confined to technology, telecommunications and select biotechnology issues where growth was expected to continue despite rising interest rates. In February, there was a sell off of such "Old Economy" sectors as manufacturing and other cyclical industries, however the "New Economy" sectors -- such as technology and biotechnology -- continued to do well, helping to boost the S&P Midcap 400 Index, and broader equity markets, overall. Markets weakened in mid-March on fears of further interest rate increases as well as valuation concerns in the technology and biotechnology areas.

THE SELL-OFF IN EQUITY MARKETS THAT BEGAN MID-MARCH CONTINUED INTO THE SECOND QUARTER. The prospect of higher interest rates and the subsequent gradual slowdown in economic growth, a modest pickup in inflation, and profit taking after a strong first quarter, negatively affected the broad US equity markets. "Old Economy" stocks outperformed "New Economy" stocks, as certain growth sectors were impacted especially hard -- particularly technology and telecommunications. For several reasons, equity markets rebounded later in the second quarter. Inflation fears subsided somewhat. Optimism arose that the Federal Reserve Board could engineer a "soft landing" for the US economy after a number of interest rate increases. And finally, earnings growth estimates remained strong. Performance was narrow within mid cap equities, as only three of the eleven sectors -- health care, energy and utilities -- ended the quarter with positive returns.

THE THIRD QUARTER OF 2000 PROVED TO BE DIFFICULT FOR STOCKS ACROSS ALL MARKET CAPITALIZATIONS. Concerns about rising energy prices, a weak euro, a slowing US economy and how these factors would impact company revenue and earnings growth caused volatility in the equity markets. In the mid cap market, the quarter began with a brief upswing in July, as inflationary fears subsided amid expectations that the Federal Reserve Board would not increase interest rates in August. However, upward momentum reversed mid-July, as profit warnings started an overall technology stock decline that carried over to the rest of the US equity markets. August witnessed a brief turnaround. Primarily driven by data showing the US

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

Mercury Interactive Corp ......................  3.24%

Alteon Websystems, Inc. .......................  2.44

Flextronics International .....................  2.30

Noble Drilling Corp. ..........................  2.19

Santa Fe International Corp. ..................  2.17

Micrel, Inc. ..................................  2.04

SDL, Inc. .....................................  2.02

Harley-Davidson, Inc. .........................  1.88

BJs Wholesale Club, Inc. ......................  1.77

Conexant Systems, Inc. ........................  1.73

--------------------------------------------------------------------------------
                                        3

Mid Cap
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

economy coming into better balance, with demand moderating and productivity rising, the Federal Reserve Board once again refrained from raising interest rates. September experienced renewed concerns about the effects of rising oil prices on US and worldwide economic growth as well as revenue and earnings growth prospects amid a slowing US economy. The mid cap market led the major indices, as it traded flat for the month. Positive returns from nine of the eleven sectors drove strong quarterly returns for the mid cap market. The utilities, financials, health care, and technology sectors led performance for the quarter.

INVESTMENT REVIEW
The Fund outperformed its benchmark for the twelve month period, particularly worth noting given the extremely high volatility in the mid cap equity market during this annual period. Specific stock selection and sector positioning bolstered Fund performance.

For example, among the Fund's largest holdings within the top performing sectors were Northeast Utilities Corp., Medimmune Inc., Alteon Websystems, Inc. and Mercury Interactive Corp. Given the narrowness of mid cap outperformance, our team's stock-picking skills were critical to the Fund's success. So, too, was our extensive research into sectors.

In the fourth quarter of 1999, the Fund outperformed the S&P MidCap 400 Index due to overweight positions in the three best performing sectors -- technology, communications services and health care. Also having a positive impact on relative performance were underweight positions in three of the poorer performing sectors -- utilities, financials and basic materials.

The energy sector was a top performer in the first quarter of 2000, and the Fund's overweight position there boosted Portfolio returns. Technology continued to be a winning

------------------------------------------------------------------------------------------------------------------
                                                CUMULATIVE                            AVERAGE ANNUAL
                                            TOTAL RETURNS                              TOTAL RETURNS

   Periods ended                   Past 1    Past 3    Past 5     Since    Past 1    Past 3    Past 5      Since
   September 30, 2000                year     years     years  inception     year     years     years  inception
------------------------------------------------------------------------------------------------------------------
 Mid Cap Investment Class1
   (inception 3/9/93)              53.65%   100.14%   157.77%   333.83%    53.65%   26.02%     20.85%   21.42%
------------------------------------------------------------------------------------------------------------------
 S&P MidCap 400 Index2             43.22%    68.39%   167.04%  266.75%5    43.22%   18.97%     21.71%  18.92%5
------------------------------------------------------------------------------------------------------------------
 Lipper Multicap
   Growth Average3                 53.43%   107.88%   205.80%  333.31%5    53.43%   26.71%     24.45%  21.04%5
------------------------------------------------------------------------------------------------------------------
 Mid Cap InstitutionalClass1,4
   (inception 10/12/93)            55.50%   100.46%   161.09%   269.19%    55.50%   26.09%     21.16%   20.62%
------------------------------------------------------------------------------------------------------------------
 S&P MidCap 400 Index2             43.22%    68.39%   167.04%  240.13%5    43.22%   18.97%     21.71%  19.36%5
------------------------------------------------------------------------------------------------------------------
 Lipper Multicap
   Growth Average3                 53.43%   107.88%   205.80%  287.16%5    53.43%   26.71%     24.45%  21.14%5
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE  IS NOT  INDICATIVE  OF FUTURE  RESULTS.  THE FUND'S  RECENT
  PERFORMANCE WAS ACHIEVED DURING FAVORABLE MARKET CONDITIONS THAT MAY NOT BE SUSTAINED. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct expense structure.Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
2 The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. Index returns do not reflect expenses, which have been deducted from theFund's return.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 At the  close of  business  on  8/31/00,  shares  of  Equity  Appreciation  --
  Institutional Class converted to Institutional Class shares of Mid Cap. Equity Appreciation -- Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation -Institutional Class shares' actual returns from its inception on 10/12/93. Performance for periods after 8/31/00 reflect the performance of the Mid Cap -- Institutional Class.
5 Benchmark returns are for the periods beginning March 31, 1993, for the Investment Class and October 31, 1993, for the Institutional Class.

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                                       4

Mid Cap
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 PORTFOLIO DIVERSIFICATION
 By Sector as of September 30, 2000
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

Technology ...................................  36.38%

Health Care ..................................  11.27

Energy .......................................  10.99

Utilities ....................................  10.76

Consumer Cyclicals ...........................   6.53

Financials ...................................   5.46

Capital Goods ................................   4.52

Consumer Staples .............................   3.47

Transportation ...............................   1.23

Communication Services .......................   0.77

Cash .........................................   8.62
--------------------------------------------------------------------------------

sector during these months, and the Fund remained overweight there as well. Performance was also aided during these months by underweight positions in financials, basic materials and consumer cyclicals, three of the poorer performing sectors.

Second quarter 2000 performance was helped by an overweight position in energy, as well as underweight positions in the poorly performing basic materials, consumer cyclicals and consumer staples sectors. Fund performance was impeded by an overweight position in technology, one of the poorer performing sectors for the quarter, as well as underweight positions in health care and utilities, two of the three strongest performing sectors. In the third calendar quarter, Fund performance was impacted by underweight positions in the strongly performing utilities, financials, and health care sectors, while an overweight position in technology positively impacted the Fund.

MANAGER OUTLOOK
Our long-term outlook for the equity markets in general is favorable. Moderating economic growth, tame inflationary pressures, high labor productivity, and strong mid cap profit estimates all contribute to our overall favorable outlook for the mid cap equity market in particular. Although we anticipate future periods of volatility in the marketplace while global and domestic economic and political events run their courses, the outlook for profit growth in the mid cap sector remains strong and relative valuations continue to be attractive.

At the same time, there are a couple of risks to the equity markets in general, including the mid cap market, over the rest of the year. These include:
o uncertainty over oil prices, which may impact the US equity markets, and higher overall energy costs, which may result in a deceleration of US and global economic growth and could impact earnings of companies with foreign exposure;
o and the SEC's new Regulation Full Disclosure (Reg FD), which could mean lower overall market multiples as a result of less predictability of company earnings.

Given the recent high volatility in the stock market, it is important to keep in mind that we remain disciplined in our process, and we continue to:
o focus on companies we believe offer compelling valuations relative to their growth rates;
o focus on companies that historically have had strong, consistent earnings and revenue growth;
o use extensive fundamental research to seek attractive investment opportunities in unrecognized growth companies and sectors;
o strictly adhere to our sell discipline seeking to help mitigate risk;
o and seek to use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness.

It is important to remember that investors should take a long-term view when investing in this segment of the market, as returns can be volatile in the short term.

We will continue to monitor economic conditions and their effect on financial markets as we seek capital growth over the long term.

/S/SIGNATURE Doris R. Klug

Doris R. Klug
Portfolio Manager of the MID CAP PORTFOLIO
September 30, 2000

--------------------------------------------------------------------------------
                                        5

Mid Cap
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

MID CAP -- INVESTMENT CLASS AND THE S&P MIDCAP 400 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE MARCH 9, 1993)1

[Line graph omitted]
plot points as follows:

      Mid Cap Invst.       S&P MidCap 400 Index - $
3/93     10010                   10000
9/93     11850                   10748
3/94     11420                   10616
9/94     11740                   10921
3/95     12870                   11500
9/95     16830                   13735
3/96     16803                   14790
9/96     18909                   15658
3/97     15935                   16359
9/97     21677                   21779
3/98     23318                   24379
9/98     19201                   20406
3/99     26202                   24491
9/99     28235                   25609
3/00     44667                   33818
9/00     43383                   36680

      Average Annual Total Return for the Periods Ended September 30, 2000
              One Year 53.65% Five Year 20.85% Since 3/9/931 21.42%

--------------------------------------------------------------------------------
1 The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE FUND'S RECENT PERFORMANCE WAS ACHIEVED DURING FAVORABLE MARKET CONDITIONS THAT MAY NOT BE SUSTAINED. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The S&P MidCap 400 Index is an unmanaged index containing 400 domestic stocks chosen for market size, liquidity and industry group representation. Benchmark return is for the period beginning March 31, 1993.

--------------------------------------------------------------------------------
                                        6

Mid Cap
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

MID CAP -- INSTITUTIONAL CLASS (FORMERLY EQUITY APPRECIATION
FUND)1 AND THE S&P MIDCAP 400 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE OCTOBER 12, 1993)2

[line graph omitted]
plot points as follows:

               Mid Cap Inst.               S&P MidCap 400 Index - $
10/93             9900                            10000
3/94              9560                            9845
9/94              9840                            10128
3/95              10800                           10664
9/95              14140                           12737
3/96              14119                           13715
9/96              15901                           14520
3/97              13542                           15170
9/97              18417                           20197
3/98              19815                           22608
9/98              16450                           18923
3/99              22148                           22711
9/99              23742                           23748
3/00              37654                           31361
9/00              36919                           30630

      Average Annual Total Return for the Periods Ended September 30, 2000
             One Year 55.50% Five Year 21.16% Since 10/12/932 20.62%

--------------------------------------------------------------------------------
1 At the close of business on 8/31/00, shares of Equity Appreciation -- Institutional Class converted to InstitutionalClass shares ofMid Cap. The performance shown reflects Equity Appreciation -- Institutional Class shares' actual returns from its inception on 10/12/93.Performance for periods after 8/31/00 reflect the performance of the Mid Cap -- InstitutionalClass.

2  The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE FUND'S RECENT PERFORMANCE WAS ACHIEVED DURING FAVORABLE MARKET CONDITIONS THAT MAY NOT BE SUSTAINED. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The S&P MidCap 400 Index is an unmanaged index containing 400 domestic stocks chosen for market size, liquidity and industry group representation. Benchmark return is for the period beginning October 31, 1993.

--------------------------------------------------------------------------------
                                        7

Mid Cap
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investment in Mid Cap Portfolio, at Value ....................  $468,842,984
   Receivable for Shares of Beneficial Interest Subscribed ......     1,057,277
   Prepaid Expenses and Other ...................................        21,357
                                                                   ------------
Total Assets ....................................................   469,921,618
                                                                   ------------
LIABILITIES
   Due to Bankers Trust .........................................       146,424
   Payable for Shares of Beneficial Interest Redeemed ...........     7,523,382
   Accrued Expenses and Other ...................................       110,922
                                                                   ------------
Total Liabilities ...............................................     7,780,728
                                                                   ------------
NET ASSETS ......................................................  $462,140,890
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..............................................  $372,901,839
   Accumulated Net Realized Gain from Investment Transactions ...     9,324,465
   Net Unrealized Appreciation on Investments ...................    79,914,586
                                                                   ------------
NET ASSETS ......................................................  $462,140,890
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Investment Class1 ............................................  $      17.57
                                                                   ============
   Institutional Class2 .........................................  $      17.57
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share based on net assets of $47,820,128 and 2,721,119 shares of beneficial interest outstanding; $0.001 par value, unlimited number of shares of beneficial interest authorized.
2 Net asset value, redemption price and offering price per share based on net assets of $414,320,762 and 23,578,698 shares of beneficial interest outstanding; $0.001 par value, unlimited number of shares of beneficial interest authorized. On August 31, 2000, Equity Appreciation was merged into Mid Cap and all assets were converted into Mid Cap Institutional Class. See Footnote Number 5.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Mid Cap
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Net Investment Income Allocated from Mid Cap Portfolio ........  $   178,984
                                                                    -----------
EXPENSES
   Administration and Services Fees ..............................      482,786
   Professional Fees .............................................       27,684
   Registration Fees .............................................       26,349
   Printing and Shareholder Reports ..............................       16,265
   Trustees Fees .................................................        4,192
   Miscellaneous Expenses ........................................       24,268
                                                                    -----------
Total Expenses ...................................................      581,544
Less: Fee Waivers or Expense Reimbursements ......................     (182,500)
                                                                    -----------
Net Expenses .....................................................      399,044
                                                                    -----------
EXPENSES IN EXCESS OF INCOME .....................................     (220,060)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net Realized Gain from Investment Transactions ................   11,701,577
   Net Change in Unrealized Appreciation/Depreciation on Investments 74,967,361
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................   86,668,938
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $86,448,878
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Mid Cap
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           FOR THE YEARS ENDED SEPTEMBER 30,
                                                                             2000                    1999
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Expenses in Excess of Income ......................................  $   (220,060)             $   (144,859)
   Net Realized Gain from Investment Transactions ....................    11,701,577                 8,027,605
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ..................................................    74,967,361                 1,426,125
                                                                        ------------              ------------
Net Increase in Net Assets from Operations ...........................    86,448,878                 9,308,871
                                                                        ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment Transactions
     Investment Class ................................................    (7,759,652)               (3,057,167)
                                                                        ------------              ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares .....................................    43,486,787                 9,866,222
   Value of Shares Issued in Connection with Merger ..................   363,271,526                        --
   Dividend Reinvestments ............................................     5,252,658                 1,940,215
   Cost of Shares Redeemed ...........................................   (57,291,310)              (14,822,874)
                                                                        ------------              ------------
Net Increase (Decrease) from Capital Transactions in
   Shares of Beneficial Interest .....................................   354,719,661                (3,016,437)
                                                                        ------------              ------------
TOTAL INCREASE IN NET ASSETS .........................................   433,408,887                 3,235,267
NET ASSETS
   Beginning of Year .................................................    28,732,003                25,496,736
                                                                        ------------              ------------
   End of Year .......................................................  $462,140,890              $ 28,732,003
                                                                        ============              ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Mid Cap
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
INVESTMENT CLASS

                                                                 FOR THE YEARS ENDED SEPTEMBER 30,
                                                        2000         1999          1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................  $ 14.77      $ 11.38       $ 15.72      $ 16.79      $ 16.83
                                                      -------      -------       -------      -------      -------
INCOME FROMINVESTMENT OPERATIONS
   Expenses in Excess of Income ....................    (0.06)       (0.07)        (0.12)       (0.13)       (0.10)
   Net Realized and Unrealized Gain (Loss)
     from Investment Transactions ..................     6.79         4.99         (1.58)        2.13         1.89
                                                      -------      -------       -------      -------      -------
   Total from Investment Operations ................     6.73         4.92         (1.70)        2.00         1.79
                                                      -------      -------       -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment
     Transactions ..................................    (3.93)       (1.53)        (2.64)       (3.07)       (1.83)
                                                      -------      -------       -------      -------      -------
NET ASSET VALUE, END OF YEAR .......................  $ 17.57      $ 14.77       $ 11.38      $ 15.72       $16.79
                                                      =======      =======       =======      =======      =======
TOTAL INVESTMENT RETURN ............................    53.65%       47.05%       (11.42)%      14.64%       12.35%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted) ................................  $47,820      $28,732       $25,497      $49,002      $67,385
   Ratios to Average Net Assets:
     Expenses in Excess of Income ..................    (0.40)%      (0.58)%       (0.70)%      (0.77)%      (0.66)%
     Expenses After Waivers, Including
        Expenses of the Mid Cap Portfolio ..........     1.25%        1.25%         1.25%        1.25%        1.25%
     Expenses Before Waivers, Including
        Expenses of the Mid Cap Portfolio ..........     1.70%        1.88%         1.64%        1.54%        1.51%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Mid Cap
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS1                                        FOR THE PERIOD
                                                             AUGUST 31, 2000
                                                                 THROUGH
                                                           SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....................        $  18.60
                                                                  --------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in Excess of Income ..........................           (0.00)2
   Net Realized and Unrealized Gain (Loss)
     on Investment Transactions ..........................           (1.03)
                                                                  --------
Total from Investment Operations .........................           (1.03)
                                                                  --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment
     Transactions ........................................              --
                                                                  --------
NET ASSET VALUE, END OF PERIOD ...........................          $17.57
                                                                  ========
TOTAL INVESTMENT RETURN ..................................           55.50%4
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ................        $414,320
   Ratios to Average Net Assets:
     Expenses in Excess of Income ........................            (.17)%3
     Expenses After Waivers, Including
        Expenses of the Mid Cap Portfolio ................            1.00%3
     Expenses Before Waivers, Including
        Expenses of the Mid Cap Portfolio ................            1.45%3

--------------------------------------------------------------------------------
1 On August 31, 2000, Equity Appreciation was merged into Mid Cap and all assets were converted into Mid Cap Institutional Class.
2  Amount is less than 0.01.
3  Annualized.
4 At the close of business on 8/31/00, shares of Equity Appreciation -- Institutional Class converted to Institutional Class shares of Mid Cap. Equity Appreciation -- Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation -Institutional Class shares' actual returns from its inception on 10/12/93. Performance for periods after 8/31/00 reflect the performance of the Mid Cap -- Institutional Class.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Mid Cap
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Mid Cap (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on March 9, 1993.

The Fund offers two classes of shares to investors: the Investment Class and the Institutional Class. The Investment Class began operations and offering shares of beneficial interest on March 9, 1993. The Institutional Class began operations and offering shares of beneficial interest on August 31, 2000 when Equity Appreciation -- Institutional Class, one of the BT Pyramid Funds, merged into Mid Cap Institutional Class. Equity Appreciation -- Institutional Class began operations and offering shares of beneficial interest on October 12, 1993. Both classes of shares have identical rights to earnings, assets, and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Mid Cap Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2000, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of September 30, 2000 have been primarily attributable to certain net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes and have been reclassified to the following accounts:

                         UNDISTRIBUTED       ACCUMULATED
                         NET INVESTMENT      NET REALIZED        PAID-IN
FUND                     INCOME (LOSS)       GAINS (LOSSES)      CAPITAL
--------------          ----------------     --------------      ----------
Mid Cap --
Investment Class           $220,060           $(2,338,770)       $2,118,710


--------------------------------------------------------------------------------
                                       13

Mid Cap
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or the Fund are allocated among the funds in the Trust or the classes in the Fund, respectively.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust") an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank, AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .65% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class of Shares through January 31, 2001, to the extent necessary, to limit all expenses as follows:Investment Class shares to .65% of the average daily net assets of the Class, excluding expenses of the Portfolio and 1.25% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class shares to .40% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 1.00% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST

At September 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    INVESTMENT CLASS
                   ------------------------------------------------------
                          FOR THE                          FOR THE
                        YEAR ENDED                       YEAR ENDED
                    SEPTEMBER 30, 2000              SEPTEMBER 30, 1999
               ---------------------------      ---------------------------
                 SHARES          AMOUNT           SHARES          AMOUNT
               ----------     ------------      ----------     ------------
Sold            1,671,890     $ 28,367,640         707,455     $  9,866,222
Reinvested        383,966        5,252,658         173,543        1,940,215
Redeemed       (1,279,979)     (20,721,643)     (1,175,938)     (14,822,874)
               ----------     ------------      ----------     ------------
Net Increase
  (Decrease)      775,877     $ 12,898,655        (294,940)    $ (3,016,437)
               ==========     ============      ==========     ============

                                         INSTITUTIONAL CLASS
                                     ----------------------------
                                            FOR THE PERIOD
                                           AUGUST 31, 20001
                                               THROUGH
                                          SEPTEMBER 30, 2000
                                     -----------------------------
                                        SHARES         AMOUNT
                                     -----------    --------------
Sold                                    834,055     $ 15,119,147
Issued in Merger                     24,799,785      363,271,526
Reinvested                                   --               --
Redeemed                             (2,055,142)     (36,569,667)
                                     -----------    ------------
Net Increase                          23,578,698    $341,821,006
                                     ===========    ============

--------------------------------------------------------------------------------
1 Inception date.

NOTE 4 -- FUND NAME CHANGE
On January 31, 2000, the Fund changed its name from BT Investment Capital Appreciation Fund to Mid Cap.

NOTE 5 -- FUND MERGER
On August 31, 2000 the net assets of the Equity Appreciation -- Institutional Class, one of the Funds comprising the BT Pyramid Mutual Funds, was merged into Mid Cap, one of the Funds comprising the BT Investment Funds, pursuant to an agreement and plan of reorganization dated July 28, 2000. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to reorganization, the Equity Appreciation -- Institutional Class had net assets of $461,299,975, shares outstanding of 19,712,720, and a Net Asset Value of $23.40. Mid Cap shares were issued at a conversion factor of
1.25806 shares for each Equity Appreciation -- Institutional Class share. Mid Cap was deemed to be the accounting survivor.

--------------------------------------------------------------------------------
                                       14

Mid Cap
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Investment Funds and
Shareholders of Mid Cap:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap (one of the funds comprising the BT Investment Funds, hereafter referred to as the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 8, 2000

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Tax Year Ended September 30, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund hereby designates the following earned amount as 20% rate capital gain dividends for the fiscal year ended September 30, 2000, $10,099,192. The Fund's distributions to shareholders included $1.97 per share from long term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary income distributions made during the fiscal year ended September 30, 2000, 4.07%, qualifies for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
                                       15

Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------

INVESTMENTS IN UNAFFILIATED ISSUERS
          COMMON STOCKS -- 92.6%
          CAPITAL GOODS -- 4.6%
  133,400 Flextronics International Ltd. ...  $ 10,955,475
   90,100 Molex, Inc. Class A1 .............     3,733,519
   47,800 Plexus Corp. .....................     3,369,900
   24,700 Sanmina Corp.1 ...................     2,312,537
   20,800 Spectra-Physics Lasers, Inc. .....     1,114,100
                                              ------------
                                                21,485,531
                                              ------------
          COMMUNICATION SERVICES-- 0.8%
   76,850 Allegiance Telecom, Inc. .........     2,862,662
   60,000 Covad Communications Group, Inc.1        802,500
                                              ------------
                                                 3,665,162
                                              ------------
          CONSUMER CYCLICALS -- 6.6%
   78,800 Apollo Group, Inc. -- Class A1 ...     3,142,150
  246,700 BJ's Wholesale Club, Inc.1 .......     8,418,637
  276,600 Family Dollar Stores, Inc. .......     5,324,550
   51,730 Gucci Group NV ...................     5,218,264
  186,300 Harley-Davidson, Inc. ............     8,919,112
                                              ------------
                                                31,022,713
                                              ------------
          CONSUMER STAPLES -- 3.5%
  517,800 Caremark Rx, Inc.1 ...............     5,825,250
  114,400 Cheesecake Factory1 ..............     4,947,800
  156,200 Estee Lauder Cos. Inc. (The) Class A   5,720,825
                                              ------------
                                                16,493,875
                                              ------------
          ENERGY -- 11.1%
  124,300 BJ Services Co.1 .................     7,597,837
   79,600 Cooper Cameron Corp.1 ............     5,865,525
   76,400 Mitchell Energy & Development
            Corp. -- Class A ...............      3,562,150
  206,880 Noble Drilling Corp.1 ............    10,395,720
  228,400 Sante Fe International Corp. .....    10,292,275
   97,300 Smith International, Inc.1 .......     7,936,031
  144,700 Tidewater, Inc. ..................     6,583,850
                                              ------------
                                                52,233,388
                                              ------------
          FINANCIALS -- 5.5%
   88,900 AMBAC Financial Group ............     6,511,925
  156,000 Astoria Financial Corp. ..........     6,025,500
   52,700 Legg Mason, Inc. .................     3,063,187
  326,300 North Fork Bancorp ...............     7,056,237
  355,400 Sovereign Bancorp, Inc. ..........     3,287,450
                                              ------------
                                                25,944,299
                                              ------------
          HEALTH CARE -- 11.4%
  123,800 Alkermes, Inc.1 ..................     4,781,775
   45,500 Forest Laboratories, Inc.1 .......     5,218,281
  296,300 Health Management Associates, Inc.1    6,166,744
   93,900 Immunex Corp. 1 ..................     4,084,650
   73,900 Invitrogen Corp.1 ................     5,256,137
   75,500 King Pharmaceuticals, Inc.1 ......     2,524,531
   90,600 Medimmune, Inc.1 .................     6,998,850
   84,200 Novoste Corp.1 ...................     3,578,500
   53,600 Syncor International Corp.1 ......     1,973,150
  132,200 Tenet Healthcare Corp.1 ..........     4,808,775
   88,600 Trigon Healthcare, Inc.1 .........     4,657,038
   40,900 Universal Health Services, Inc. ..     3,502,062
                                              ------------
                                                53,550,493
                                              ------------
          TECHNOLOGY -- 36.9%
   63,200 Akamai Technologies1 .............     3,318,988
  106,900 Alteon Websystems, Inc.1 .........    11,586,958
   16,400 Ariba, Inc.1 .....................     2,349,556
   34,400 Avanex Corp.1 ....................     3,704,450
   18,300 Avici Systems1 ...................     1,740,788
  143,970 Bookham Technology Plc1 ..........     6,172,714
   26,700 Brocade Communications 1 .........     6,301,200
   25,400 Bruker Daltonics Inc.1 ...........     1,127,125
    8,600 CacheFlow, Inc.1 .................     1,229,800
   58,500 Caliper Technologies 1 ...........     3,389,344
   52,800 Coherent, Inc.1 ..................     3,590,400
   73,200 Commerce One, Inc.1 ..............     5,746,200
  196,600 Conexant Systems1 ................     8,232,625
    5,200 Elantec Semiconductor, Inc.1 .....       518,050
  133,000 Electronic Arts1 .................     6,566,875
   26,100 E.piphany, Inc.1 .................     2,011,331
   83,500 Foundry Networks 1 ...............     5,589,281
   97,100 Illumina, Inc.1 ..................     4,405,913
   62,900 International Rectifier Corp.1 ...     3,180,381
   35,050 Interwoven, Inc. 1 ...............     3,962,841
  113,550 LSI Logic Corp. 1 ................     3,321,338
   22,900 McData Corp. Class B 1 ...........     2,814,195
   98,300 Mercury Interactive Corp.1 .......    15,408,525
  144,600 Micrel, Inc.1 ....................     9,688,200
   24,200 Micromuse, Inc.1 .................     4,862,688
   66,000 Molecular Devices Corp.1 .........     6,484,500
   26,800 National Instruments Corp.1 ......     1,182,550
  109,800 National Semiconductor Corp.1 ....     4,419,450
   92,400 Netro Corp.1 .....................     5,474,700
   71,500 Qlogic Corp.1 ....................     6,292,000
   49,100 Redback Networks1 ................     8,049,331
   67,300 Scientific-Atlanta, Inc. .........     4,281,963
   31,200 SDL, Inc.1 .......................     9,609,600
  135,900 Vitria Technology Inc.1 ..........     6,336,338
                                              ------------
                                               172,950,198
                                              ------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------

          TRANSPORTATION -- 1.3%
   41,000 C.H. Robinson Worldwide, Inc. ....  $  2,310,734
   78,700 Expeditors International of
            Washington, Inc. ...............     3,546,419
                                              ------------
                                                 5,857,153
                                              ------------
          UTILITIES -- 10.9%
  104,600 CLECO Corp. ......................     4,890,050
  104,900 Constellation Energy Group, Inc. .     5,218,775
  252,700 Energy East Corp. ................     5,717,338
  241,500 Kansas City Power & Light Co. ....     6,445,031
  164,000 Montana Power Co. ................     5,473,500
  193,100 NiSource .........................     4,706,812
  289,000 Northeast Utilities Corp. ........     6,267,688
  120,700 NRG Energy, Inc.1 ................     4,405,550
   39,800 Nstar ............................     1,601,950
   38,300 Southern Energy Inc.1 ............     1,201,663
  181,900 TECO Energy, Inc. ................     5,229,620
                                              ------------
                                                51,157,977
                                              ------------
TOTAL COMMON STOCKS
   (Cost $354,080,290) .....................   434,360,789
                                              ------------
TOTAL INVESTMENT IN UNAFFILIATED ISSUERS
   (Cost $354,080,290) .....................   434,360,789
                                              ------------
          INVESTMENTS IN AFFILIATED
          INVESTMENT COMPANIES
          SHORT-TERM INSTRUMENTS -- 8.8%
          MUTUAL FUND -- 8.8%
40,987,341  Cash Management Institutional ..    40,987,341
                                              ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $40,987,341) ......................    40,987,341
                                              ------------
TOTAL INVESTMENT IN AFFILIATED IN
   INVESTMENT COMPANIES
   (Cost $40,987,341) ......................    40,987,341
                                              ------------
TOTAL INVESTMENTS
   (Cost $395,067,631) .............  101.4%  $475,348,130

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.4)    (6,505,104)
                                      -----   ------------
NET ASSETS .........................  100.0%  $468,843,026
                                      =====   ============

--------------------------------------------------------------------------------
1 Non-income producing security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Mid Cap Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investments in Unaffiliated Issuers, at Value (Cost of $354,080,290) ...........................   $434,360,789
   Investments in Affiliated Investment Companies, at Value (Cost of $40,987,341) .................    $40,987,341
   Dividends Receivable1 ..........................................................................        315,548
   Receivable for Securities Sold .................................................................      5,002,099
   Receivable for Shares of Beneficial Interest Subscribed ........................................        740,160
                                                                                                      ------------
Total Assets ......................................................................................    481,405,937
                                                                                                      ------------
LIABILITIES
   Payable for Securities Purchased ...............................................................     12,304,190
   Due to Bankers Trust ...........................................................................        236,587
   Accrued Expenses and Other .....................................................................         22,134
                                                                                                      ------------
Total Liabilities .................................................................................     12,562,911
                                                                                                      ------------
NET ASSETS ........................................................................................   $468,843,026
                                                                                                      ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ................................................................................   $388,562,527
   Net Unrealized Appreciation on Investments .....................................................     80,280,499
                                                                                                      ------------
NET ASSETS ........................................................................................   $468,843,026
                                                                                                      ============

--------------------------------------------------------------------------------
1 Includes $235,900 from the Portfolio's investment in affiliated investment companies.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Mid Cap Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends .....................................................  $   632,384
                                                                    -----------
Total InvestmentIncome ...........................................      632,384
                                                                    -----------
EXPENSES
   Advisory Fees .................................................      492,407
   Administration and Services Fees ..............................       75,755
   Professional Fees .............................................       32,429
   Trustees Fees .................................................        3,949
   Miscellaneous Expenses ........................................        4,018
                                                                    -----------
Total Expenses ...................................................      608,558
Less: Fee Waivers or Expense Reimbursements ......................     (155,158)
                                                                    -----------
Net Expenses .....................................................      453,400
                                                                    -----------
NET INVESTMENT INCOME ............................................      178,984
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net Realized Gain from Investment Transactions ................   11,701,588
   Net Change in Unrealized Appreciation/Depreciation on Investments 74,967,364
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................   86,668,952
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $86,847,936
                                                                    ===========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Mid Cap Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            FOR THE YEARS ENDED SEPTEMBER 30,
                                                                               2000                   1999
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................................   $    178,984            $    17,564
   Net Realized Gain from Investment Transactions ......................     11,701,588              8,027,612
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ....................................................     74,967,364              1,426,127
                                                                           ------------            -----------
Net Increase in Net Assets from Operations .............................     86,847,936              9,471,303
                                                                           ------------            -----------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................................    405,848,130             10,983,175
   Value of Capital Withdrawn ..........................................    (52,593,612)           (17,403,228)
                                                                           ------------            -----------
Net Increase (Decrease) in Net Assets from Capital
   Transactions ........................................................    353,254,518             (6,420,053)
                                                                           ------------            -----------
TOTAL INCREASE IN NET ASSETS ...........................................    440,102,454              3,051,250
NET ASSETS
   Beginning of Year ...................................................     28,740,572             25,689,322
                                                                           ------------            -----------
   End of Year .........................................................   $468,843,026            $28,740,572
                                                                           ============            ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Mid Cap Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 FOR THE YEARS ENDED SEPTEMBER 30,
                                                     2000         1999          1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted) .............................. $468,843      $28,741      $25,689       $48,972      $68,385
   Ratios to Average Net Assets:
     Net Investment Income (Expenses
        in Excess of Income) .....................     0.23%        0.07%       (0.05)%       (0.12)%      (0.01)%
     Expenses After Waivers ......................     0.60%        0.60%        0.60%         0.60%        0.60%
     Expenses Before Waivers .....................     0.79%        0.91%        0.86%         0.81%        0.77%
   Portfolio Turnover Rate .......................      146%         155%         145%          167%         271%



See Notes to Financial Statements.
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Mid Cap Portfolio
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NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992, as an unincorporated trust under the laws of New York and began operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

he Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2001, to the extent necessary, to limit all expenses to .60% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an affiliated open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the year ended September 30, 2000 amounted to $425,038 and is included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn

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                                       22

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Mid Cap Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

down or outstanding for this fund under the credit facility for the year ended September 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2000 were $4,976,803 and $6,550,122, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2000, was $395,522,350. The aggregate gross unrealized appreciation for all investments was $98,161,775 and the aggregate gross unrealized depreciation for all investments was $18,335,995.

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                                       23

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Mid Cap Portfolio
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of
Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Mid Cap Portfolio (hereafter referred to as the "Portfolio") at September 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 8, 2000

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                                       24

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Mid Cap -- Investment Class                                     CUSIP #055922819
Mid Cap -- Institutional Class                                  CUSIP #055922637
                                                                MIDCAPANN (9/00)

Distributed by:
ICC Distributors, Inc.